Principal activities and organization (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets	¥ 695,201		¥ 698,234		$ 99,412
Total liabilities	401,418		384,937		57,402
Total net revenues	1,309,085	$ 187,197	1,158,819	¥ 1,084,662
Net income	23,142	3,309	44,660	23,257
Net cash provided by operating activities	18,991	2,716	58,095	59,521
Net cash provided by/(used in) investing activities	41,832	5,982	(871)	(59,543)
Net cash used in financing activities	(26,728)	(3,822)	(21,004)	(5,808)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	33,909	4,849	36,318	(5,705)
Cash, cash equivalents, and restricted cash at beginning of year	115,716	16,547	79,398	85,115
Cash, cash equivalents, and restricted cash at end of year	149,625	$ 21,396	115,716	79,398
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries	293,783		312,813	295,766	$ 42,010	¥ 273,533
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets	64,501		85,451
Total liabilities	58,143		71,509
Total net revenues	173,149		166,067	145,795
Net income	8,043		6,263	2,503
Net cash provided by operating activities	1,343		10,968	3,291
Net cash provided by/(used in) investing activities	7,873		(3,482)	3,324
Net cash used in financing activities	(12,805)		(9,782)	(900)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(3,589)		(2,296)	5,715
Cash, cash equivalents, and restricted cash at beginning of year	8,609		10,905	5,190
Cash, cash equivalents, and restricted cash at end of year	5,020		8,609	10,905
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs	3,397
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries	6,358		13,942
VIEs and their subsidiaries | JD Variable Interest Entity with the intra-company balances and transactions within the Group eliminated
VIEs and VIEs' subsidiaries
Total assets	62,964		83,392
Total liabilities	36,482		42,197
Total net revenues	¥ 88,489		¥ 101,218	¥ 85,140